Derivative financial instruments and hedge accounting - Underlying asset or liability by type of risk hedged under cash flow hedge (Details) - Cash flow hedge derivatives - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	€ 284	€ 1,444
CFH reserve	(7)	(656)
Reclassification adjustments on cash flow hedges, before tax	(941)	(739)
Commodity price risk | Planned sales
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	284	1,444
CFH reserve	(7)	(656)
Reclassification adjustments on cash flow hedges, before tax	€ (941)	€ (739)